Borrowings and debentures_Details of debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		₩ 37,504,637	₩ 30,882,708
Discounts on bonds		(25,279)	(24,653)
Total		37,479,358	30,858,055	$ 34,508,202
Fair value hedged amount of debentures	[1]	2,767,208	3,151,172
Cash flow hedged amount of debentures	[1]	857,531	829,082
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		29,623,445	23,207,600
Total		₩ 29,623,445	₩ 23,207,600
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		0.80%	0.00%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		4.50%	4.30%
Subordinated bonds
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		₩ 6,955,515	₩ 6,732,687
Total		₩ 6,955,515	₩ 6,732,687
Subordinated bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.90%	2.10%
Subordinated bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		5.90%	5.90%
Other bonds
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		₩ 925,677	₩ 942,421
Total		₩ 925,677	₩ 942,421
Other bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		0.60%	1.20%
Other bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		17.00%	17.00%

[1]	Included debentures under fair value hedge amounting to 3,151,172 million Won and 2,767,208 million Won as of December 31, 2019 and 2020 respectively. Also, debentures under cash flow hedge amounting to 829,082 million Won and 857,531 million Won are included as of December 31, 2019 and 2020 respectively.